Contract revenues - Grants from the Michael J. Fox Foundation (Details) SFr in Thousands, $ in Millions	1 Months Ended					12 Months Ended
	Feb. 28, 2023 CHF (SFr)	Feb. 28, 2023 USD ($)	Aug. 31, 2022 CHF (SFr)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr) item	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	May 31, 2020 CHF (SFr)	May 31, 2020 USD ($)
Contract revenues
Revenue from contracts with customers						SFr 14,801	SFr 3,935	SFr 0
Income from grants						1,486	1,343	1,182
Accrued income						246	408
Deferred income						138	587
Grant revenue [Member]
Contract revenues
Income from grants						SFr 1,200	SFr 1,200	1,100
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent
Contract revenues
Follow-on grant funding received, total for joint arrangement			SFr 500	$ 0.5
Follow-on grant funding received			400	0.4
Total potential collaboration agreement value										SFr 3,000	$ 3.2
Eligible grant amount receivable										2,300	2.5
Additional grant awarded	SFr 400	$ 0.5
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent | Skane University Hospital
Contract revenues
Follow-on grant funding received			SFr 100	$ 0.1
Eligible grant amount receivable										SFr 700	0.7
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent | Minimum
Contract revenues
Period of joint research agreement						2 years
Grant from Michael J. Fox Foundation | Advance small molecule PD programs
Contract revenues
Number of grants received | item					2
Total potential collaboration agreement value					SFr 1,400			SFr 1,400	$ 1.5
Grant from Michael J. Fox Foundation | Skane University Hospital
Contract revenues
Eligible grant amount receivable | $											$ 0.7